CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Cash flows from operating activities
Net income / (loss)	$ (143,050)	$ (127,651)	$ 364,514
Adjustments to reconcile net income / (loss) to net cash provided by operating activities
Depreciation of property and equipment	136,960	99,511	76,669
Amortization of intangible assets	24,030	15,677	12,166
Amortization of land use rights	4,345	2,804
Loss on disposal of property and equipment	1,427	934	187
Share-based compensation	204,945	117,943	77,277
Impairment loss on operating assets, intangible assets and goodwill	154,745	63,420	2,569
Impairment loss on long-term investments	24,563	153,970	58,091
Loss / (gain) from equity method investments	(11,676)	7,670	16,186
(Gain) / loss from fair value change of investments	(9,471)	104,239	(16,394)
Gain recognized for the conversion of debt securities to equity securities			(95,491)
Gain from remeasuring fair value of previously held equity interests upon business acquisitions	(3,855)		(26,397)
Gain from disposal of long-term investments	(619)	(25,002)	(3,363)
Loss from disposal of a subsidiary	966
Changes in operating assets and liabilities
Inventory	(16,998)	(18,333)	(2,368)
Amounts due from related parties	748	(1,589)	(690)
Prepaid expenses and other current assets	(206,499)	(24,981)	(34,584)
Income tax receivables	(4,093)	(4,344)	7,889
Deferred income taxes	(242,401)	(58,339)	(19,786)
Rental deposits	(29,203)	(16,587)	(8,745)
Other non-current assets	(8,546)	256	1,033
Accounts payable	229,003	693	49,286
Deferred revenue	529,209	343,555	(407,150)
Amounts due to related parties	(866)	424	610
Accrued expenses and other current liabilities	283,085	204,352	117,796
Income tax payable	18,488	7,906	25,056
Operating lease right-of-use assets	(300,078)	(218,829)
Operating lease liabilities	319,573	228,151
Net cash provided by operating activities	954,732	855,850	194,361
Cash flows from investing activities
Loan to third parties		(13,590)	(33,700)
Repayment of loan to third parties	13,812		5,231
Loan to related parties	(16,294)	(31,681)	(3,989)
Repayment of loan to related parties		2,146	2,322
Loan to employees	(2,538)	(2,373)	(2,660)
Repayment of loan to employees	4,659	5,486	6,269
Prepayment for investments	(5,515)	(18,489)	(2,562)
Prepayments for purchase of land use right		(6,780)	(209,865)
Purchase of property and equipment	(245,058)	(178,071)	(138,406)
Purchase of intangible assets	(683)	(3,213)	(6,738)
Purchase of short-term investments	(2,534,705)	(546,747)	(581,204)
Proceeds from short-term investments	207,576	517,001	1,103,252
Proceeds from disposal of property and equipment	750	543	1,709
Business acquisitions, net of cash acquired	(11,902)	(7,026)	(66,921)
Payments for long-term investments	(53,334)	(117,508)	(243,542)
Proceeds from disposal of long-term investments	1,763	61,487	4,220
Net cash used in investing activities	(2,641,469)	(338,815)	(166,584)
Cash flows from financing activities
Net proceeds from long-term debt and short-term debt		270,000	189,932
Repayment of long-term debt and short-term debt	(3,518)	(209,308)	(205,000)
Payment for upfront fee related to long term debt (Note 14)			(12,600)
Payments for purchasing noncontrolling interests		(5,183)	(4,407)
Capital injection from noncontrolling interests shareholders		10	15
Cash received from exercise of capped call option		73,247	6,369
Proceeds from issuance of convertible bond (Note 13)	2,300,000
Proceeds from private placement (Note 18)	2,500,000		500,000
Proceeds from exercise of share options	8,183	2,490	710
Repayment of convertible bond		(25)
Share repurchase	(9,852)
Net cash provided by financing activities	4,794,813	131,231	475,019
Effect of exchange rate changes	(5,277)	3,218	33,208
Net increase in cash, cash equivalents and restricted cash	3,102,799	651,484	536,004
Cash, cash equivalents and restricted cash at the beginning of year	1,915,185	1,263,701	727,697
Cash, cash equivalents and restricted cash at the end of year	5,017,984	1,915,185	1,263,701
Supplemental disclosure of cash flow information:
Interest paid	8,380	6,707	12,556
Income tax paid	158,785	122,266	61,811
Non-cash investing and financing activities:
Payable for purchase of property and equipment	43,732	24,145	8,466
Payable for purchase of intangible assets	866	1,436	2,688
Payable for investments and acquisitions	$ 312	404	38,630
Conversion of convertible bond to Class A common shares		$ 5,250	5,800
Class A Common shares issued and issuable for business acquisitions			3,703
Receivable for exercise of capped call option			$ 6,901